Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Dividend income	$ 11,399	$ 0	$ 22,672	$ 0	$ 0	$ 67,041	$ 0
General and administrative expenses	(8,087,655)	(58,661)	(8,755,122)	(58,661)	(295)	(2,449,094)	(341)
Change in fair value of warrant liability	(968,221)	0	9,232,566	0	0	(43,139,251)	0
Income (loss) before income taxes	(9,044,477)	(58,661)	500,116	(58,661)	(295)	(45,521,304)	(341)
Income tax benefit (expense)	375,811	12,262	513,567	12,262	0	265,897	0
Net income (loss)	$ (8,668,666)	$ (46,399)	$ 1,013,683	$ (46,399)	$ (295)	$ (45,255,407)	$ (341)
Common Class A [Member]
Weighted average number of shares outstanding	75,000,000	0	75,000,000	0	0	37,397,260	0
Net income (loss) per common share	$ (0.09)	$ 0	$ 0.01	$ 0	$ 0	$ (0.79)	$ 0
Common Class B [Member]
Weighted average number of shares outstanding	18,750,000	20,125,000	18,750,000	20,125,000	20,125,000	19,597,603	20,125,000
Net income (loss) per common share	$ (0.09)	$ 0.00	$ 0.01	$ 0.00	$ 0.00	$ (0.79)	$ 0.00